Document and Entity Information	0 Months Ended
Mar. 28, 2013
Risk/Return:
Document Type	497
Document Period End Date	Mar. 28, 2013
Entity Registrant Name	AMERICAN BEACON FUNDS
Entity Central Index Key	0000809593
Amendment Flag	false
Document Creation Date	Sep. 17, 2013
Document Effective Date	Sep. 17, 2013
Prospectus Date	Mar. 28, 2013
American Beacon Stephens Small Cap Growth Fund | American Beacon Stephens Small Cap Growth Fund | A Class
Risk/Return:
Trading Symbol	SPWAX
American Beacon Stephens Small Cap Growth Fund | American Beacon Stephens Small Cap Growth Fund | C Class
Risk/Return:
Trading Symbol	SPWCX
American Beacon Stephens Small Cap Growth Fund | American Beacon Stephens Small Cap Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	STSIX
American Beacon Stephens Small Cap Growth Fund | American Beacon Stephens Small Cap Growth Fund | Y Class
Risk/Return:
Trading Symbol	SPWYX
American Beacon Stephens Small Cap Growth Fund | American Beacon Stephens Small Cap Growth Fund | Investor Class
Risk/Return:
Trading Symbol	STSGX
American Beacon Stephens Mid-Cap Growth Fund | American Beacon Stephens Mid-Cap Growth Fund | Investor Class
Risk/Return:
Trading Symbol	STMGX
American Beacon Stephens Mid-Cap Growth Fund | American Beacon Stephens Mid-Cap Growth Fund | A Class
Risk/Return:
Trading Symbol	SMFAX
American Beacon Stephens Mid-Cap Growth Fund | American Beacon Stephens Mid-Cap Growth Fund | C Class
Risk/Return:
Trading Symbol	SMFCX
American Beacon Stephens Mid-Cap Growth Fund | American Beacon Stephens Mid-Cap Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	SFMIX
American Beacon Stephens Mid-Cap Growth Fund | American Beacon Stephens Mid-Cap Growth Fund | Y Class
Risk/Return:
Trading Symbol	SMFYX